SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Equity-Based Compensation (Details) $ in Millions		12 Months Ended
	Apr. 01, 2021 segment	Dec. 31, 2022 USD ($) segment	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Service period of equity-based compensation		4 years
Advertising and marketing costs | $		$ 55.8	$ 53.7	$ 49.0
Number of operating segment | segment	1	1